Stock-Based Compensation	12 Months Ended
Apr. 30, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
13.	Stock-Based Compensation

•	Equity Incentive Plans
In
2018, the Company’s Board of Directors adopted, and stockholders approved an equity incentive plan (the “Plan”). The Plan is a broad-based retention program and is intended to attract and retain talented employees and directors, as well as reward and compensate non-employees. The Plan provides for the granting of stock options to employees, non-employees and directors through a series of stock option awards
.
The Company currently plans to use authorized and unissued shares to satisfy stock option award exercises. The general terms of the stock option agreements may require service and performance conditions to be satisfied prior to vesting. The performance condition will be satisfied upon a liquidity event defined as an IPO on any of the financial exchanges. The exercise term of the stock options is 10 years
.

For employee and director grants, the holder of the rights is typically required to be a director, corporate auditor, or employee of the Company or subsidiary/affiliate of the Company at the time of the exercise of their rights
.
Certain Series of stock options require the holder to purchase the rights upfront for cash consideration. Cash received from stock options is included within “accrued expenses and other current liabilities” and “additional paid-in capital” in the Balance Sheets and were immaterial for the periods presented. It is recognized as a liability until the options vest. As the stock options vest, the liability will be reclassified to additional paid-in capital.
The Company did not grant any stock options during the years ended April 30, 2021 and 2022. The Company granted the 8th Series stock options during the year ended April 30, 2023.

•	Summary of Terms Included in the 8 th Series Stock Options Agreement
On August 31, 2022, the Company granted 146 options at an exercise price of ¥1 ($0) to a consulting firm. Each option can be exercised for 600 shares of common stock.
The
exercise term of 8th Series stock options is 10 years commencing from August 31, 2022. The options are fully vested, nonforfeitable at the grant date and have no performance conditions that impact vesting, however, there are specific implied service obligations within the consulting agreement throughout the expected project term. Therefore, the Company recognized
the costs straight line over the expected service (project) period to mirror the services being received
, which was completed and fully recognized during the year ended April 30, 2023.
The stock option’s fair value as of the grant date is ¥448,883 ($3,301) per option.

•	Method that Estimates the Fair Value of Stock Options
Total
stock-based compensation expense for 8th Series stock options included in selling, general and administrative expenses in the Statements of Operations was ¥65,537 thousand ($482 thousand) for the year ended April 30, 2023.

There was no stock-based compensation expense recognized in the years ended April 30, 2021 and April 30, 2022.

As of April 30, 2023, there was no unrecognized expense.
The significant assumptions used to measure fair value of the stock options are as follows:
Expected Term — The expected term of stock options represents the weighted-average period the stock options are expected to be outstanding. The expected term of option was estimated utilizing the simplified method because the Company did not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The simplified method primarily is calculated as the midpoint between the requisite service period and the contractual term of option.
Expected Volatility — The expected stock price volatility assumption was determined by examining the historical volatilities of comparable publicly traded companies within the Company’s industry.
Risk-Free Interest Rate — The risk-free rate assumption was based on the U.S. treasury rate that was consistent with the expected term of the Company’s stock options.
Expected Dividend
 Yield
— The expected dividend assumption was based on the Company’s history and expectation of dividend payouts. The Company does not currently pay dividends on the common stock; therefore, a dividend yield of 0% was used in the BSM model.
Fair Value of Common Stock — The fair value of the common stock underlying the stock options has historically been the responsibility of and determined by the Company’s Board of Directors. Because there was no public market for the Company’s common stock, the Board of Directors has used independent third-party valuations of the Company’s common stock, operating and financial performance, and general and industry-specific economic outlook, amongst other factors.
The following assumptions were used in the BSM calculation for the Series 8 stock options:

Year ended April 30, 2023

Expected term	5 years
Expected volatility	39.54%
Risk-free interest rate	3.25%
Expected dividend yield	—

•	A Summary of the Activity of the Company’s Stock Option Plans
The following table summarizes the stock options activity under the Plan for the years ended April 30, 2021, 2022 and 2023:

	Number of options	Weighted-average Exercise price (per option)		Weighted- average Remaining contract term (years)	Aggregate intrinsic value (in thousands)
		JPY	US$		JPY	US$

Outstanding at April 30, 2020	2,317	¥149,196	$1,097	9.4
Forfeited	(80)	57,375	422

Outstanding at April 30, 2021	2,237	152,480	1,121	8.4	126,063
Forfeited	(165)	71,000	522

Outstanding at April 30, 2022	2,072	158,969	1,169	7.5	500,463
Granted	146	1	0
Forfeited	(90)	180,000	1,324

Outstanding at April 30, 2023	2,128	147,173	1,082	6.7	1,171,365	8,614

Vested and Exercisable at April 30, 2023	512	¥129,387	$951	7.7	290,938	2,139

Before
a
600-for-one
stock split was effectuated on April 28, 2023, one stock option was exercisable into one share of common stock. After the stock split, one stock option was adjusted to be exercisable into 600 shares of common stock. The number of options outstanding and the exercise price per option did not change before and after the stock split, solely the number of shares that can be purchased for one option changed.

For
the stock options with performance conditions tied to a liquidity event (defined as an IPO on any of the financial exchanges) that is not determined to be probable, no stock-based compensation expense is recognized. See Note 17, Subsequent Events, for more detail regarding the Company’s IPO. For the years ended April 30, 2021, 2022 and 202
3, no
stock-based compensation expense was recognized pertaining to these awards.
As of April 30, 2023, the total unrecognized compensation cost related to non-vested
awards was ¥3,903 thousand ($29 thousand), which will be recognized over a weighted-average period of 0.74 years.